Derivatives and Hedging, Effect of Trading Activities on Statements of Financial Condition (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	$ (1,107,556)	$ (1,225,581)
Unrealized currency gain/(loss)	(2,400,799)	(2,388,713)
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	(12,086)	965	3,072
Net realized	5,245,875	7,027,256	5,466,229
Net change in unrealized	118,025	(120,080)	(1,195,450)
Total Trading Results	5,363,900	6,907,176	4,270,779
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	599,779	1,883,702	(78,186)
Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(1,237,700)	5,768,347	1,698,887
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	2,159,305	1,007,270	588,805
Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	3,854,602	(1,753,108)	2,058,201
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,293,243	1,163,132
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	152,349	(21,134)
Average number of contracts outstanding	848	662
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	4,149	964,219
Average number of contracts outstanding	309	549
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	518,669	231,296
Average number of contracts outstanding	429	5,227
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	618,076	(11,249)
Average number of contracts outstanding	977	1,357
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	751,668	1,050,800
Unrealized loss	(958,824)	(365,999)
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,667	8,370
Unrealized loss	(117,406)	(210,864)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	53,954	968,426
Unrealized loss	(46,233)	0
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	68,076	73,963
Unrealized loss	(785,527)	(26,337)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	625,971	41
Unrealized loss	(9,658)	(128,798)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,657,678	783,350
Unrealized loss	(157,279)	(305,019)
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	290,455	205,290
Unrealized loss	(24,367)	(23,930)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	689	5,650
Unrealized loss	(4,261)	(9,857)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,356,424	454,118
Unrealized loss	(120,304)	(270,448)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	10,110	118,292
Unrealized loss	(8,347)	(784)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	3,648,451	2,823,891
Unrealized currency gain/(loss)	904,006	857,065
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	46,941	54,093	(45,631)
Net realized	9,880,237	(1,960,912)	(4,389,057)
Net change in unrealized	824,560	1,206,417	(1,358,603)
Total Trading Results	10,704,797	(754,495)	(5,747,660)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	5,324,415	(1,148,405)	(4,929,264)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(649,691)	5,160,541	(2,163,493)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,173,851	(890,623)	(1,694,971)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	4,809,281	(3,930,101)	3,085,699
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	2,744,445	1,966,826
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	949,495	252,294
Average number of contracts outstanding	787	912
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	227,856	1,049,748
Average number of contracts outstanding	386	550
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	412,931	277,121
Average number of contracts outstanding	451	788
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,154,163	387,663
Average number of contracts outstanding	1,386	1,640
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,744,840	1,406,943
Unrealized loss	(684,086)	(672,783)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	25,195	24,259
Unrealized loss	(292,447)	(230,790)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	328,936	1,058,008
Unrealized loss	(67,856)	0
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	214,420	236,474
Unrealized loss	(312,688)	(170,191)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,176,289	88,202
Unrealized loss	(11,095)	(271,802)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,962,717	1,414,182
Unrealized loss	(279,026)	(181,516)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,270,115	546,456
Unrealized loss	(53,368)	(87,631)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	17,113	3,160
Unrealized loss	(50,337)	(11,420)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	669,973	239,390
Unrealized loss	(158,774)	(28,552)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,516	625,176
Unrealized loss	(16,547)	(53,913)
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,069,079	1,791,720
Unrealized currency gain/(loss)	(97,502)	(37,574)
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	(59,929)	5,616	6,686
Net realized	8,548,536	4,765,656	(1,128,261)
Net change in unrealized	(722,641)	1,104,008	(792,102)
Total Trading Results	7,825,895	5,869,664	(1,920,363)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,595,504	1,183,467	(4,329,868)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(267,178)	6,646,764	465,473
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,090,894	1,250,251	(2,691,759)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	5,466,604	(3,216,434)	4,629,105
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Long [Member] | Options [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		7
Options Contracts at Fair Value [Abstract]
Options purchased		0
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Short [Member] | Options [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		7
Options Contracts at Fair Value [Abstract]
Options written		0
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,166,581	1,829,294
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	294,558	340,397
Average number of contracts outstanding	375	375
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	294,956	1,314,159
Average number of contracts outstanding	351	469
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	144,166	437,800
Average number of contracts outstanding	594	663
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	432,901	(263,062)
Average number of contracts outstanding	1,443	1,087
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,049,567	1,731,788
Unrealized loss	(850,345)	(620,464)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	14,752	68,217
Unrealized loss	(347,794)	(116,121)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	418,583	1,314,348
Unrealized loss	(89,028)	(39)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	49,527	258,532
Unrealized loss	(281,674)	(114,574)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	566,705	90,691
Unrealized loss	(131,849)	(389,730)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,120,988	780,462
Unrealized loss	(153,629)	(62,492)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	652,281	440,152
Unrealized loss	(24,681)	(51,851)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,100	0
Unrealized loss	(35,699)	(150)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	467,499	295,620
Unrealized loss	(91,186)	(1,778)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	108	44,690
Unrealized loss	$ (2,063)	$ (8,713)